Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units
The changes in the carrying amounts of goodwill by cash-generating unit (CGU) are as follows:

($ millions)	Canadian Banking	Global Wealth Management	Global Banking and Markets	Latin America	Caribbean and Central America	Total
Balance as at October 31, 2018	$5,095	$–	$260	$3,454	$1,198	$10,007
Acquisitions	–	–	–	–	250	250
Dispositions (1)	–	–	–	(36)	(453)	(489)
Foreign currency adjustments and other	(2)	–	–	(146)	11	(137)
Balance as at October 31, 2019	5,093	–	260	3,272	1,006	9,631
Reclassification due to reorganization of operating segments	(3,403)	3,628	–	(225)	–	–
Acquisitions	–	–	–	–	–	–
Dispositions (1)	–	–	(21)	(47)	(67)	(135)
Foreign currency adjustments and other	–	(14)	1	(168)	(36)	(217)
Balance as at October 31, 2020	$1,690	$3,614	$240	$2,832	$903	$9,279
(1)	Includes wind-downs

Summary of Intangible Assets

	Finite life		Indefinite life
($ millions)	Computer software	Other intangibles	Fund management contracts (1)	Other intangibles	Total
Cost
Balance as at October 31, 2018	$3,946	$2,016	$4,415	$166	$10,543
Acquisitions	–	151	–	–	151
Additions	705	23	–	–	728
Disposals	(113)	–	–	–	(113)
Foreign currency adjustments and other	(13)	(59)	–	–	(72)
Balance as at October 31, 2019	$4,525	$2,131	$4,415	$166	$11,237
Acquisitions	–	–	–	–	–
Additions	723	2	–	–	725
Disposals	(198)	(59)	–	–	(257)
Foreign currency adjustments and other	(59)	(101)	–	–	(160)
Balance as at October 31, 2020	$4,991	$1,973	$4,415	$166	$11,545
Accumulated amortization
Balance as at October 31, 2018	$1,705	$1,126	$–	$–	$2,831
Amortization	535	116	–	–	651
Disposals	(102)	–	–	–	(102)
Foreign currency adjustments and other	31	(8)	–	–	23
Balance as at October 31, 2019	$2,169	$1,234	$–	$–	$3,403
Amortization	625	124	–	–	749
Disposals	(191)	(55)	–	–	(246)
Foreign currency adjustments and other	(22)	(75)	–	–	(97)
Balance as at October 31, 2020	$2,581	$1,228	$–	$–	$3,809
Net book value
As at October 31, 2019	$2,356 (2)	$897	$4,415	$166	$7,834
As at October 31, 2020	$2,410 (2)	$745	$4,415	$166	$7,736

(1)	Fund management contracts are attributable to HollisWealth Inc. (formerly DundeeWealth Inc.), MD Financial Management Inc., and Jarislowsky Fraser Limited.
(2)
Computer software comprises of purchased software of $507 (2019 – $404), internally generated software of $1,337 (201
9
 – $1,363), and in process software not subject to amortization of $566 (2019 – $589).